Contingencies, tax uncertainties and commitments	12 Months Ended
Dec. 31, 2025
Disclosure of Contingencies Other Liabilitiesand Commitments [Abstract]
Contingencies, tax uncertainties and commitments
33. Contingencies, tax uncertainties and commitments

Key judgements

• The application of tax legislation in relation to provisions for uncertain tax positions.

Key areas of estimation

•
The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations.

There are Group contingent liabilities that arise in the normal course of business in respect of indemnities, warranties and guarantees in relation to former subsidiaries and in respect of guarantees in relation to subsidiaries, joint ventures and associates. In addition, there are contingent liabilities of the Group in respect of unsettled or disputed tax liabilities, legal claims, contract disputes, royalties, copyright fees, permissions and other rights. None of these claims are expected to result in a material gain or loss to the Group.
The Group is under assessment from the tax authorities in Brazil challenging the deduction for tax purposes of goodwill amortisation for the years 2012 to 2020. Similar assessments may be raised for other years. Potential total exposure (including possible interest and penalties) could be up to BRL
1,423
m (£
193
m) up to 31 December 2025, with additional potential exposure of BRL
92
m (£
12
m) in relation to deductions expected to be taken in future periods. Such assessments are common in Brazil. The Group believes that the likelihood that the tax authorities will ultimately prevail is low and that the Group’s position is strong. At present, the Group believes no provision is required.
At the balance sheet date there were no commitments for capital expenditure contracted for but not yet incurred. Commitments in respect of leases are shown in note 34.